Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Allowance for credit losses	¥ 52,845	¥ 293	¥ 136